Item 1. Schedule of Investments:
--------------------------------
Putnam Equity Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2-28-05



Putnam Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

Common stocks (95.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        420,300  Boeing Co. (The)                                                                                    $23,103,891
        710,900  Lockheed Martin Corp.                                                                                42,099,498
        439,000  Northrop Grumman Corp.                                                                               23,223,100
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      88,426,489

Automotive (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        509,700  Lear Corp. (S)                                                                                       26,580,855

Banking (11.3%)
--------------------------------------------------------------------------------------------------------------------------------
      2,954,600  Bank of America Corp.                                                                               137,832,090
        358,500  Bank of New York Co., Inc. (The)                                                                     10,844,625
      1,080,400  State Street Corp. (S)                                                                               47,375,540
      3,204,300  U.S. Bancorp                                                                                         95,327,925
      1,282,300  Wachovia Corp.                                                                                       67,974,723
        805,000  Wells Fargo & Co.                                                                                    47,800,900
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     407,155,803

Beverage (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,185,300  Coca-Cola Enterprises, Inc.                                                                          25,306,155

Building Materials (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
      2,027,400  Masco Corp.                                                                                          68,363,928

Cable Television (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        191,200  Liberty Media International, Inc. Class A (NON) (S)                                                   8,265,576

Capital Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        166,400  Eaton Corp. (S)                                                                                      11,606,400

Chemicals (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         65,200  Avery Dennison Corp.                                                                                  3,957,640
        531,331  Dow Chemical Co. (The)                                                                               29,302,905
        255,600  PPG Industries, Inc. (S)                                                                             18,390,420
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      51,650,965

Computers (3.6%)
--------------------------------------------------------------------------------------------------------------------------------
      4,032,700  Hewlett-Packard Co.                                                                                  83,880,160
        478,200  IBM Corp.                                                                                            44,271,756
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     128,151,916

Conglomerates (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
          6,200  Berkshire Hathaway, Inc. Class B (NON)                                                               18,693,000
      1,382,800  General Electric Co.                                                                                 48,674,560
        985,100  Honeywell International, Inc.                                                                        37,404,247
      2,427,600  Tyco International, Ltd. (Bermuda) (S)                                                               81,276,048
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     186,047,855

Consumer Finance (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
        267,200  Capital One Financial Corp. (S)                                                                      20,488,896
        445,600  Countrywide Financial Corp.                                                                          15,484,600
        939,800  Providian Financial Corp. (NON)                                                                      16,117,570
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      52,091,066

Consumer Goods (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        404,000  Colgate-Palmolive Co.                                                                                21,379,680
        258,000  Energizer Holdings, Inc. (NON)                                                                       15,281,340
         16,900  Kimberly-Clark Corp.                                                                                  1,115,062
        180,700  Procter & Gamble Co. (The)                                                                            9,593,363
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      47,369,445

Consumer Services (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
      4,680,300  Service Corporation Intl.                                                                            35,289,462

Electric Utilities (4.4%)
--------------------------------------------------------------------------------------------------------------------------------
        340,100  Dominion Resources, Inc. (S)                                                                         24,497,403
         47,500  DTE Energy Co. (S)                                                                                    2,100,450
            330  Edison International                                                                                     10,718
        339,700  Entergy Corp. (S)                                                                                    23,480,064
        637,700  Exelon Corp.                                                                                         28,926,072
         76,900  FirstEnergy Corp. (S)                                                                                 3,171,356
        997,100  PG&E Corp. (S)                                                                                       35,077,978
         87,000  PPL Corp.                                                                                             4,744,980
        336,100  Progress Energy, Inc. (S)                                                                            14,566,574
        236,500  Public Service Enterprise Group, Inc.                                                                12,901,075
         21,300  SCANA Corp. (S)                                                                                         810,252
        249,700  Wisconsin Energy Corp.                                                                                8,669,584
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     158,956,506

Electronics (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         39,881  Freescale Semiconductor, Inc. Class B (NON)                                                             764,918
        838,100  Intel Corp.                                                                                          20,097,638
        549,800  Motorola, Inc.                                                                                        8,609,868
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      29,472,424

Financial (8.5%)
--------------------------------------------------------------------------------------------------------------------------------
      3,506,500  Citigroup, Inc.                                                                                     167,330,180
        544,200  Fannie Mae                                                                                           31,813,932
        929,300  Freddie Mac                                                                                          57,616,600
      1,131,000  JPMorgan Chase & Co.                                                                                 41,338,050
        206,000  PMI Group, Inc. (The) (S)                                                                             8,291,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     306,390,262

Food (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        398,900  General Mills, Inc.                                                                                  20,890,393
        563,600  H.J. Heinz Co.                                                                                       21,213,904
             11  PSF Group Holdings, Inc. 144A Class A (NON)(F)                                                           19,268
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      42,123,565

Forest Products and Packaging (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
      1,075,200  Smurfit-Stone Container Corp. (NON) (S)                                                              17,880,576
        324,600  Sonoco Products Co. (S)                                                                               9,439,368
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      27,319,944

Gaming & Lottery (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        517,350  Harrah's Entertainment, Inc. (S)                                                                     33,932,987

Health Care Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
        111,600  Cardinal Health, Inc.                                                                                 6,534,180
        289,500  CIGNA Corp.                                                                                          26,286,600
        432,800  Medco Health Solutions, Inc. (NON)                                                                   19,224,976
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      52,045,756

Homebuilding (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        276,300  Lennar Corp. (S)                                                                                     16,804,566

Household Furniture and Appliances (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        535,000  Whirlpool Corp. (S)                                                                                  34,106,250

Insurance (6.7%)
--------------------------------------------------------------------------------------------------------------------------------
      1,324,300  ACE, Ltd. (Cayman Islands)                                                                           58,878,378
        606,700  American International Group, Inc.                                                                   40,527,560
        427,400  AON Corp. (S)                                                                                        10,475,574
        732,822  Axis Capital Holdings, Ltd. (Bermuda) (S)                                                            20,511,688
        158,100  Chubb Corp. (The) (S)                                                                                12,507,291
         92,700  Endurance Specialty Holdings, Ltd. (Bermuda)                                                          3,314,025
        224,200  MetLife, Inc. (S)                                                                                     9,201,168
        205,100  Montpelier Re Holdings, Ltd. (Bermuda) (S)                                                            8,306,550
        719,600  St. Paul Travelers Cos., Inc. (The)                                                                  27,575,072
        515,400  Willis Group Holdings, Ltd. (Bermuda)                                                                20,384,070
        370,900  XL Capital, Ltd. Class A (Cayman Islands) (S)                                                        27,817,500
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     239,498,876

Investment Banking/Brokerage (3.8%)
--------------------------------------------------------------------------------------------------------------------------------
        514,400  Lehman Brothers Holdings, Inc.                                                                       46,902,992
        450,400  Merrill Lynch & Co., Inc.                                                                            26,384,432
      1,100,900  Morgan Stanley (S)                                                                                   62,167,823
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     135,455,247

Lodging/Tourism (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
      1,256,200  Cendant Corp.                                                                                        27,787,144

Machinery (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        160,500  Parker-Hannifin Corp.                                                                                10,560,900

Manufacturing (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
        456,200  Dover Corp. (S)                                                                                      17,641,254
        574,300  Ingersoll-Rand Co. Class A (Bermuda)                                                                 48,384,775
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      66,026,029

Media (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        229,000  Fox Entertainment Group, Inc. Class A (NON)                                                           7,625,700
      2,376,700  Liberty Media Corp. Class A (NON)                                                                    24,099,738
        586,500  Walt Disney Co. (The) (S)                                                                            16,386,810
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      48,112,248

Medical Technology (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         85,400  Baxter International, Inc.                                                                            3,045,364

Metals (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        406,800  Alcoa, Inc. (S)                                                                                      13,066,416

Natural Gas Utilities (--%)
--------------------------------------------------------------------------------------------------------------------------------
         21,700  Sempra Energy                                                                                           868,000

Oil & Gas (13.9%)
--------------------------------------------------------------------------------------------------------------------------------
        309,500  Amerada Hess Corp. (S)                                                                               31,073,800
        602,100  BP PLC ADR (United Kingdom)                                                                          39,088,332
      1,980,500  ChevronTexaco Corp. (S)                                                                             122,949,440
      3,141,700  ExxonMobil Corp.                                                                                    198,901,027
        744,300  Marathon Oil Corp.                                                                                   35,235,162
        819,300  Unocal Corp.                                                                                         44,324,130
        386,700  Valero Energy Corp. (S)                                                                              27,548,508
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     499,120,399

Pharmaceuticals (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
        680,000  Abbott Laboratories                                                                                  31,273,200
         52,900  Eli Lilly Co.                                                                                         2,962,400
        461,100  Johnson & Johnson                                                                                    30,248,160
        606,200  Pfizer, Inc.                                                                                         15,936,998
        167,900  Wyeth                                                                                                 6,853,678
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      87,274,436

Photography/Imaging (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        689,800  Xerox Corp. (NON) (S)                                                                                10,760,880

Railroads (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
        205,400  Canadian National Railway Co. (Canada)                                                               12,722,476
        652,000  Union Pacific Corp.                                                                                  41,369,400
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      54,091,876

Regional Bells (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
        564,100  BellSouth Corp.                                                                                      14,553,780
      1,005,100  Verizon Communications, Inc. (S)                                                                     36,153,447
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      50,707,227

Restaurants (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
      1,400,500  McDonald's Corp.                                                                                     46,328,540

Retail (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        194,100  AutoZone, Inc. (NON) (S)                                                                             18,808,290
        550,574  Limited Brands, Inc.                                                                                 13,092,650
      1,756,600  Office Depot, Inc. (NON)                                                                             33,814,550
        259,800  OfficeMax, Inc. (S)                                                                                   8,201,886
      1,596,100  Rite Aid Corp. (NON) (S)                                                                              5,586,350
        274,500  Supervalu, Inc.                                                                                       8,720,865
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      88,224,591

Software (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
            526  Computer Associates International, Inc.                                                                  14,249
      1,155,600  Microsoft Corp.                                                                                      29,098,008
      1,827,000  Oracle Corp. (NON)                                                                                   23,586,570
      1,148,900  Siebel Systems, Inc. (NON) (S)                                                                        9,800,117
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      62,498,944

Tobacco (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
      1,501,500  Altria Group, Inc.                                                                                   98,573,475

Toys (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        913,900  Mattel, Inc. (S)                                                                                     19,118,788

Waste Management (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        459,300  Republic Services, Inc. (S)                                                                          14,564,403
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $2,687,996,358)                                                       $3,413,141,958
--------------------------------------------------------------------------------------------------------------------------------

Convertible preferred stocks (3.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
        147,900  Amerada Hess Corp. $3.50 cv. pfd. (S)                                                               $12,922,761
         16,000  Baxter International, Inc. $3.50 cv. pfd. (S)                                                           904,000
         92,200  Chubb Corp. (The) $1.75 cv. pfd.                                                                      2,742,950
        201,000  Conseco, Inc. $1.38 cum. cv. pfd.                                                                     5,025,000
          3,395  Fortis Insurance NV 144A 7.75% cv. pfd. (Netherlands)                                                 3,681,453
          1,360  Freeport-McMoRan Copper & Gold, Inc. 144A 5.50% cv. pfd.                                              1,395,700
        274,650  Hartford Financial Services Group, Inc. (The) $3.50 cv. pfd.                                         18,470,213
        189,900  Hartford Financial Services Group, Inc. (The) $3.00 cv. pfd.                                         12,604,613
          4,320  Hercules Trust II Ser. UNIT, 6.50% cv. pfd.                                                           3,542,400
         32,100  Huntsman Corp. $2.50 cv. pfd.                                                                         1,886,517
        151,200  Lehman Brothers Holdings, Inc. $1.563 cv. pfd.                                                        4,233,600
        167,300  ONEOK, Inc. $2.125 units cv. pfd.                                                                     6,054,587
         97,800  PMI Group, Inc. (The) $1.469 cv. pfd.                                                                 2,493,900
         54,200  Schering-Plough Corp. $3.00 cv. pfd. (S)                                                              2,852,275
         22,700  Sempra Energy $2.125 units cv. pfd.                                                                     749,100
         15,800  State Street Corp. zero % cv. pfd.                                                                    3,099,044
        410,470  Xerox Corp. 6.25% cv. pfd.                                                                           55,413,450
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible preferred stocks  (cost $117,618,692)                                            $138,071,563
--------------------------------------------------------------------------------------------------------------------------------

Corporate bonds and notes (--%) (a) (cost $8,927)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
         $8,927  York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (NON) (F)                              $1



Short-term investments (6.8%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $205,984,385 Short-term investments held as collateral for loaned securities with yields ranging from 2.46% to 2.78% and due dates ranging from March 1, 2005 to
                 March 29, 2005 (d)                                                                                 $205,842,649
     36,764,081  Putnam Prime Money Market Fund (e)                                                                   36,764,081
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $242,606,730)                                                  $242,606,730
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,048,230,707)(b)                                                       $3,793,820,251
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $3,590,207,639.

(b) The aggregate identified cost on a tax basis is $3,090,568,563, resulting in gross unrealized appreciation and depreciation of $731,789,068 and $28,537,380, respectively, or net unrealized appreciation of $703,251,688.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at February 28, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At February 28, 2005, the value of securities loaned amounted to $200,138,423. The fund received cash collateral of $205,842,649 which is pooled with collateral of other Putnam funds into 33 issuers of high grade short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC. ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended February 28, 2005, management fees paid were reduced by $17,628 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $235,921 for the period ended February 28, 2005.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005